Loss Per Common Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	40,964,909	16,344,705
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,521,896	3,783,002
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,162,977	2,101,428
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	933,333	933,333
Series E Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	7,154,997
Convertible promissory note and interest
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	35,346,703	2,371,945